Real estate property under development and held for sale (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Real Estate Properties [Line Items]
Under development	$ 814,364,041	$ 1,257,104,615
Profit recognized	138,716,685	279,176,906
Less: progress billings (see Note 11)	(347,407,266)	(813,462,059)
Total real estate property under development	605,673,460	722,819,462
Real estate property held for sale	6,497,566	11,191,200
Total real estate property development completed, under development and held for sale	612,171,026	734,010,662
Use Rights [Member]
Real Estate Properties [Line Items]
Under development	519,903,684	602,353,601
Xuzhou Colorful Garden [Member]
Real Estate Properties [Line Items]
Under development		21,238,889
Zhengzhou Modern City [Member]
Real Estate Properties [Line Items]
Under development	25,625,742	57,408,025
Zhengzhou Century East A [Member]
Real Estate Properties [Line Items]
Under development	37,728,545	53,604,699
Zhengzhou Century East B [Member]
Real Estate Properties [Line Items]
Under development	33,183,100	98,948,705
Zhengzhou Royal Place [Member]
Real Estate Properties [Line Items]
Under development	23,345,035	98,557,509
Jinan Xinyuan Splendid [Member]
Real Estate Properties [Line Items]
Under development	200,044,365	297,909,913
Kunshan International City Garden [Member]
Real Estate Properties [Line Items]
Under development	51,976,937	123,002,290
Chengdu Xinyuan Splendid II [Member]
Real Estate Properties [Line Items]
Under development		41,573,242
Zhengzhou Yipin Xiangshan Phase II [Member]
Real Estate Properties [Line Items]
Under development	2,862,432	56,189,379
Xuzhou New Land (Xuzhou Colorful City) [Member]
Real Estate Properties [Line Items]
Under development	41,592,596	39,943,324
Zhengzhou New Land (Zhengzhou XIN City) [Member]
Real Estate Properties [Line Items]
Under development	111,287,763	97,601,917
Suzhou New Land (Suzhou XIN City) [Member]
Real Estate Properties [Line Items]
Under development	50,280,884	44,942,686
Beijing New Land (Beijing Xindo Park) [Member]
Real Estate Properties [Line Items]
Under development	177,688,031	170,596,964
New York New Land [Member]
Real Estate Properties [Line Items]
Under development	58,748,611	55,587,073
Northern Nevada Land Portfolio [Member]
Real Estate Properties [Line Items]
Real estate property held for sale	818,000	1,191,200
Lennox Project [Member]
Real Estate Properties [Line Items]
Real estate property held for sale	5,679,566	10,000,000
Real Estate Properties Under Development Pledged As Collateral [Member]
Real Estate Properties [Line Items]
Under development	$ 27,512,033	$ 39,694,448